UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/2003

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      9/16/2003
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $122,095


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                    FORM 13F
                               September 30, 2003

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     1704  2715000 PRN      SOLE                  2005000            710000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1358  2130000 PRN      SOLE                  1480000            650000
ABBOTT LABS                    COM              002824100     3224    75775 SH       SOLE                    55075             20700
AGERE CLASS B COMMON STOCK     COM              00845V209       50    17456 SH       SOLE                     6874             10582
AMERICAN INTERNATIONAL GROUP   COM              026874107      264     4569 SH       SOLE                     4569
AMN HEALTHCARE SERVICES, INC.  COM              001744101      325    20000 SH       SOLE                    20000
AMSOUTH BANCORP                COM              032165102      619    29175 SH       SOLE                    29175
ANADARKO PETROLEUM CORP        COM              032511107      741    17741 SH       SOLE                    17741
AVERY DENNISON CORP            COM              053611109     2958    58556 SH       SOLE                    38056             20500
BB&T Corp                      COM              054937107      614    17100 SH       SOLE                    17100
BERKSHIRE HATHAWAY INC         COM              084670108     1800       24 SH       SOLE                       12                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207      487      195 SH       SOLE                      195
BURLINGTON RES INC             COM              122014103     4639    96235 SH       SOLE                    65410             30825
CATO CORP                      COM              149205106     4247   210570 SH       SOLE                   163145             47425
CHEVRONTEXACO CORP             COM              166764100     3689    51625 SH       SOLE                    31775             19850
CHICAGO BRIDGE & IRON          COM              167250109     6805   250570 SH       SOLE                   165720             84850
CHOLESTECH CORP                COM              170393102      776   100540 SH       SOLE                    64640             35900
COLGATE PALMOLIVE CO           COM              194162103      953    17060 SH       SOLE                    16685               375
COMMONWEALTH TELEPHONE ENTERPR COM              203349105     3463    86314 SH       SOLE                    56695             29619
CONAGRA INC                    COM              205887102      639    30104 SH       SOLE                    30104
CORNING INC                    COM              219350105     2706   287251 SH       SOLE                   154051            133200
EXXON MOBIL CORP               COM              30231G102      349     9526 SH       SOLE                     9526
FEDERAL HOME LN MTG CORP       COM              313400301      206     3935 SH       SOLE                     3935
FIDELITY NATIONAL FINANCIAL    COM              316326107     4587   152606 SH       SOLE                   120093             32513
FPL GROUP                      COM              302571104     1237    19575 SH       SOLE                    19575
GENERAL ELECTRIC CO            COM              369604103      259     8700 SH       SOLE                     8700
GPE BRUX LAMBERT               COM              7097328       2616    54595 SH       SOLE                    34145             20450
HANOVER COMPRESSOR             COM              410768105      135    13650 SH       SOLE                    13450               200
HILLENBRAND INDUSTRIES INC     COM              431573104     1396    24745 SH       SOLE                    24745
HONEYWELL INTERNATIONAL INC    COM              438516106      224     8500 SH       SOLE                     8500
HOUSTON EXPLORATION COMPANY    COM              442120101     4584   130610 SH       SOLE                    89785             40825
INCO LTD                       COM              453258402     3257   117375 SH       SOLE                    80050             37325
INTERNATIONAL BUSINESS MACH    COM              459200101      212     2400 SH       SOLE                     2400
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     2517   227400 SH       SOLE                   152375             75025
KAYDON CORP                    COM              486587108     1157    48750 SH       SOLE                    48750
KIMBERLY CLARK CORP            COM              494368103      262     5100 SH       SOLE                     5100
LABORATORY CORP OF AMERICA     COM              50540R409      984    34290 SH       SOLE                    34290
LEVEL 3 COMMUNICATIONS         COM              52729N100     1341   247375 SH       SOLE                   126275            121100
LIBERTY MEDIA CO               COM              530718105     2489   249697 SH       SOLE                   169897             79800
LILLY ELI & CO                 COM              532457108     1365    22977 SH       SOLE                    22477               500
LINCOLN ELECTRIC HOLDINGS, INC COM              533900106     4308   193885 SH       SOLE                   152660             41225
MARTIN MARIETTA MATLS COM      COM              573284106      204     5600 SH       SOLE                     5600
MCKESSON HBOC INC              COM              58155Q103     4895   147055 SH       SOLE                   113985             33070
NATIONAL FUEL GAS COMPANY      COM              636180101     1091    47750 SH       SOLE                    47750
NATIONWIDE FINANCIAL SERVICES  COM              638612101     3278   104580 SH       SOLE                    69805             34775
NDC HEALTH                     COM              639480102     3421   163270 SH       SOLE                   119195             44075
NEWMONT MNG CORP               COM              651639106     5898   150870 SH       SOLE                    99570             51300
NISOURCE INC.                  COM              65473P105      363    18170 SH       SOLE                    18170
PERFORMANCE FOOD GROUP         COM              713755106     4585   112577 SH       SOLE                    83777             28800
PFIZER, INC.                   COM              717081103     4594   151213 SH       SOLE                   128198             23015
PLUM CREEK TIMBER              COM              729251108     4918   193335 SH       SOLE                   147160             46175
PUDGET SOUND ENERGY            COM              745310102      246    10970 SH       SOLE                    10970
RCN CORP.                      COM              749361101      571   310100 SH       SOLE                   199200            110900
RENAL CARE GROUP               COM              759930100      203     5950 SH       SOLE                     5950
REYNOLDS & REYNOLDS CO         COM              761695105      252     9150 SH       SOLE                     9150
ROYAL DUTCH PETE CO NY REG SH  COM              780257804      777    17575 SH       SOLE                    17575
SENSE TECHNOLOGIES INC         COM              816923106        2    10000 SH       SOLE                    10000
SENSIENT TECHNOLOGIES CORP     COM              81725T100     1168    55635 SH       SOLE                    55635
SITEL CORP                     COM              82980K107       17    10500 SH       SOLE                    10500
SUNGARD DATA SYSTEMS           COM              867363103      802    30500 SH       SOLE                    30500
UNION PACIFIC CORP             COM              907818108      209     3600 SH       SOLE                     3600
UNOCAL CORP                    COM              915289102     1409    44690 SH       SOLE                    44690
VIACOM, INC. - CLASS B         COM              925524308     4359   113819 SH       SOLE                    83340             30479
VULCAN MATERIALS               COM              929160109     1182    29608 SH       SOLE                    23108              6500
WYETH                          COM              983024100      507    11000 SH       SOLE                    10800               200
iShares MSCI JAPAN INDEX FUND  COM              464286848     1595   182075 SH       SOLE                   114075             68000
                                                Total      122,095
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